UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-03605

                             Northern Institutional Funds

(Exact name of registrant as specified in charter)

50 South LaSalle Street

                             Chicago, Illinois 60603

(Address of principal executive offices) (Zip code)

Diana E. McCarthy, Esq.

Drinker Biddle & Reath LLP

One Logan Square, Ste. 2000

                            Philadelphia, PA 19103-6996

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 637-1380

Date of fiscal year end: November 30

Date of reporting period: August 31, 2017

Item 1. Schedule of Investments.

The registrant’s schedule of investments pursuant to Rule 30b1-5 under the Investment Company Act of 1940, as amended (the “1940 Act”), is as follows:

SCHEDULE OF INVESTMENTS

GOVERNMENT ASSETS PORTFOLIO	AUGUST 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 44.7%(1)
Federal Farm Credit Bank - 3.3%
FFCB Discount Notes,
1.26%, 8/17/18(2)	$20,000	$19,759
FFCB Notes,
(Floating, U.S. Federal Funds + 0.01%),
1.17%, 9/1/17(3)	45,200	45,211
(Floating, U.S. Federal Funds + 0.02%),
1.18%, 9/1/17(3)	50,000	49,991
(Floating, ICE LIBOR USD 1M - 0.09%),
1.14%, 9/3/17(3)	35,000	34,997
(Floating, ICE LIBOR USD 1M + 0.01%),
1.24%, 9/13/17(3)	75,000	75,006
(Floating, ICE LIBOR USD 1M + 0.12%),
1.35%, 9/20/17(3)	50,000	50,000

		274,964

Federal Home Loan Bank - 41.1%
FHLB Bonds,
0.88%, 1/30/18	50,000	49,999
0.88%, 3/19/18	40,000	39,972
FHLB Discount Notes,
1.00%, 9/1/17(2)	200,000	200,000
1.01%, 9/6/17(2)	255,000	254,964
1.02%, 9/6/17(2)	12,000	11,998
1.04%, 9/13/17(2)	183,000	182,937
1.05%, 9/18/17(2)	150,000	149,926
1.01%, 9/19/17(2)	36,000	35,982
1.04%, 9/19/17(2)	150,000	149,923
1.05%, 9/25/17(2)	120,000	119,917
1.04%, 9/27/17(2)	125,000	124,906
0.99%, 9/29/17(2)	13,000	12,990
1.04%, 9/29/17(2)	100,000	99,920
0.76%, 10/18/17(2)	150,000	149,853
1.09%, 10/20/17(2)	165,000	164,756
1.08%, 11/1/17(2)	150,000	149,727
1.04%, 11/22/17(2)	150,000	149,646
1.14%, 2/21/18(2)	200,000	198,918
1.26%, 6/14/18(2)	54,000	53,464
1.26%, 8/9/18(2)	11,250	11,116
1.26%, 8/14/18(2)	33,000	32,602
FHLB Notes,
(Floating, ICE LIBOR USD 1M - 0.10%),
1.13%, 9/1/17(3)	75,000	75,000
(Floating, ICE LIBOR USD 1M - 0.08%),
1.15%, 9/4/17(3)	30,000	30,000
(Floating, ICE LIBOR USD 1M - 0.14%),
1.09%, 9/6/17(3)	125,000	125,000
(Floating, ICE LIBOR USD 1M + 0.07%),
1.30%, 9/7/17(3)	35,000	34,999
(Floating, ICE LIBOR USD 1M - 0.16%),
1.07%, 9/8/17(3)	120,000	120,000
(Floating, ICE LIBOR USD 1M - 0.09%),
1.14%, 9/8/17(3)	75,000	75,000
(Floating, ICE LIBOR USD 3M - 0.02%),
1.21%, 9/11/17(4)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.11%),
1.12%, 9/12/17(3)	30,000	30,000
(Floating, ICE LIBOR USD 1M - 0.13%),
1.10%, 9/20/17(3)	50,000	50,000
(Floating, ICE LIBOR USD 1M - 0.14%),
1.10%, 9/22/17(3)	85,000	85,000
(Floating, ICE LIBOR USD 1M - 0.12%),
1.11%, 9/23/17(3)	85,000	85,000
(Floating, ICE LIBOR USD 1M - 0.16%),
1.08%, 9/24/17(3)	75,000	75,000
(Floating, ICE LIBOR USD 1M - 0.15%),
1.09%, 9/24/17(3)	115,000	115,000
(Floating, ICE LIBOR USD 1M - 0.14%),
1.09%, 9/25/17(3)	60,000	60,000
(Floating, ICE LIBOR USD 1M - 0.09%),
1.14%, 9/26/17(3)	40,000	40,000

		3,363,515

Federal National Mortgage Association - 0.3%
FNMA Note,
(Floating, ICE LIBOR USD 1M + 0.01%),
1.24%, 9/5/17(3)	25,000	25,000

Total U.S. Government Agencies (Cost $3,663,479)		3,663,479

U.S. GOVERNMENT OBLIGATIONS - 14.7%
U.S. Treasury Bills - 2.1%
0.64%, 9/14/17(2)	20,000	19,995
0.68%, 11/9/17(2)	30,000	29,962
1.05%, 1/2/18(2)	125,000	124,547

		174,504

U.S. Treasury Floating Rate Notes - 9.6%
(Floating, US Treasury 3M Bill MMY + 0.07%),
1.09%, 9/1/17(3)	55,000	54,998
(Floating, US Treasury 3M Bill MMY + 0.14%),
1.16%, 9/1/17(3)	153,000	153,026

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

GOVERNMENT ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 14.7% continued
U.S. Treasury Floating Rate Notes - 9.6% continued
(Floating, US Treasury 3M Bill MMY + 0.17%),
1.19%, 9/1/17(3)	$163,000	$162,979
(Floating, US Treasury 3M Bill MMY + 0.17%),
1.20%, 9/1/17(3)	180,000	180,028
(Floating, US Treasury 3M Bill MMY + 0.19%),
1.21%, 9/1/17(3)	199,000	199,086
(Floating, US Treasury 3M Bill MMY + 0.27%),
1.30%, 9/1/17(3)	38,000	37,996

		788,113

U.S. Treasury Notes - 3.0%
1.00%, 9/15/17	80,000	80,009
0.75%, 10/31/17	30,000	30,003
0.88%, 11/15/17	40,000	40,011
0.63%, 11/30/17	35,000	34,982
0.75%, 1/31/18	25,000	24,989
0.75%, 2/28/18	35,000	34,969

		244,963

Total U.S. Government Obligations (Cost $1,207,580)		1,207,580

Investments, at Amortized Cost ($4,871,059)		4,871,059

REPURCHASE AGREEMENTS - 42.3%
Joint Repurchase Agreements - 0.9%(5) (6)
Bank of America Securities LLC, dated 8/31/17, repurchase price $36,576
1.04%, 9/8/17	36,568	36,568
Societe Generale, New York Branch, dated 8/31/17, repurchase price $36,576
1.08%, 9/8/17	36,567	36,567

		73,135

Repurchase Agreements - 41.4%(7)
Bank of America N.A., dated 8/31/17, repurchase price $645,019
1.08%, 9/1/17	645,000	645,000
Bank of Montreal, dated 8/31/17, repurchase price $250,321
1.05%, 9/7/17	250,000	250,000
BNP Paribas S.A., dated 7/21/17, repurchase price $100,186
1.08%, 9/21/17	100,000	100,000
BNP Paribas S.A., dated 8/31/17, repurchase price $55,002
1.08%, 9/1/17	55,000	55,000
Citigroup Global Markets, Inc., dated 8/31/17, repurchase price $61,060
1.08%, 9/1/17	61,058	61,058
Federal Reserve Bank of New York, dated 8/31/17, repurchase price $1,420,039
1.00%, 9/1/17	1,420,000	1,420,000
JPMorgan Securities LLC, dated 8/31/17, repurchase price $500,015
1.06%, 9/1/17	500,000	500,000
Societe Generale, New York Branch, dated 8/11/17, repurchase price $160,155
1.09%, 9/12/17	160,000	160,000
Societe Generale, New York Branch, dated 8/17/17, repurchase price $75,071
1.06%, 9/18/17	75,000	75,000
Societe Generale, New York Branch, dated 8/31/17, repurchase price $125,027
1.10%, 9/7/17	125,000	125,000

		3,391,058

Total Repurchase Agreements (Cost $3,464,193)		3,464,193

Total Investments - 101.7% (Cost $8,335,252)(8)		8,335,252

Liabilities less Other Assets - (1.7%)		(142,931)

NET ASSETS - 100.0%		$8,192,321

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)	Variable rate security. Rate as of August 31, 2017 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.
(4)	Variable rate security. Rate as of August 31, 2017 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.
(5)	Interest rates are reset daily and interest is payable monthly. Rates are determined based on technical market conditions, which currently are driven by supply and demand.

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2017 (UNAUDITED)

(6)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$37,233	3.00%	11/15/45
U.S. Treasury Notes	$37,374	0.13%	4/15/19

Total	$74,607

(7)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$23,004	1.28% - 4.23	8/1/22 - 3/1/47
FNMA	$699,379	1.83% - 6.50%	1/1/18 - 6/1/47
GNMA	$551	2.13% - 3.50%	9/20/22 - 1/20/47
U.S Treasury Bills	$427,889	0.00%	10/26/17 - 7/19/18
U.S. Treasury Bonds	$801,402	3.88%	1/15/26 - 8/15/47
U.S. Treasury Notes	$1,485,470	0.13% - 3.75%	1/15/18 - 2/15/27

Total	$3,437,695

(8)	The cost for federal income tax purposes was approximately $8,335,252,000.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of August 31, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Government Portfolio(1)	$—	$8,335,252	$—	$8,335,252

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2016.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE STATEMENT OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

MMY - Money Market Yield

USD - United States Dollar

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO	AUGUST 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 48.3%
U.S. Treasury Bills - 12.7%
1.01%, 9/7/17(1)	$200,000	$199,967
1.01%, 9/21/17(1)	95,000	94,947
0.68%, 11/9/17(1)	100,000	99,813
1.01%, 11/9/17(1)	100,000	99,813
1.05%, 11/9/17(1)	300,000	299,440
1.01%, 11/16/17(1)	90,000	89,807
1.02%, 11/16/17(1)	217,700	217,232
0.98%, 11/30/17(1)	1,250,000	1,246,865
0.99%, 11/30/17(1)	350,000	349,122
1.08%, 12/14/17(1)	100,000	99,692
1.05%, 1/2/18(1)	450,000	448,370
1.12%, 1/25/18(1)	250,000	248,870
0.83%, 2/1/18(1)	398,000	396,348
0.84%, 2/1/18(1)	100,000	99,585
1.13%, 2/1/18(1)	500,000	497,925
1.12%, 2/8/18(1)	250,000	248,744
1.14%, 2/8/18(1)	500,000	497,488

		5,234,028

U.S. Treasury Floating Rate Notes - 16.9%
(Floating, US Treasury 3M Bill MMY + 0.06%),
1.08%, 9/1/17(2)	450,000	449,992
(Floating, US Treasury 3M Bill MMY + 0.07%),
1.09%, 9/1/17(2)	1,676,500	1,676,824
(Floating, US Treasury 3M Bill MMY + 0.14%),
1.16%, 9/1/17(2)	1,522,000	1,521,971
(Floating, US Treasury 3M Bill MMY + 0.17%),
1.19%, 9/1/17(2)	639,300	639,203
(Floating, US Treasury 3M Bill MMY + 0.17%),
1.19%, 9/1/17(2)	329,000	328,996
(Floating, US Treasury 3M Bill MMY + 0.17%),
1.20%, 9/1/17(2)	873,000	873,205
(Floating, US Treasury 3M Bill MMY + 0.19%),
1.21%, 9/1/17(2)	570,440	570,548
(Floating, US Treasury 3M Bill MMY + 0.27%),
1.30%, 9/1/17(2)	900,000	900,161

		6,960,900

U.S. Treasury Notes - 18.7%
0.63%, 9/30/17	450,000	449,976
1.88%, 9/30/17	225,000	225,213
0.75%, 10/31/17	131,000	130,999
1.88%, 10/31/17	200,000	200,280
0.88%, 11/15/17	50,000	50,015
4.25%, 11/15/17	100,000	100,653
0.63%, 11/30/17	400,000	399,867
0.88%, 11/30/17	541,000	540,852
2.25%, 11/30/17	387,000	388,134
0.75%, 12/31/17	300,000	299,652
2.75%, 12/31/17	917,000	921,935
0.88%, 1/15/18	1,139,500	1,139,044
0.88%, 1/31/18	390,000	389,699
1.00%, 2/15/18	250,000	250,136
0.75%, 2/28/18	750,000	749,378
2.75%, 2/28/18	633,000	638,317
1.38%, 6/30/18	100,000	100,087
2.38%, 6/30/18	100,000	100,906
1.38%, 7/31/18	250,000	250,254
2.25%, 7/31/18	200,000	201,730
1.00%, 8/15/18	211,000	210,477

		7,737,604

Total U.S. Government Obligations (Cost $19,932,532)		19,932,532

Investments, at Amortized Cost ($19,932,532)		19,932,532

REPURCHASE AGREEMENTS - 52.8%
Joint Repurchase Agreements - 0.1%(3) (4)
Bank of America Securities LLC, dated 8/31/17, repurchase price $15,162
1.04%, 9/8/17	15,159	15,159
Societe Generale, New York Branch, dated 8/31/17, repurchase price $15,162
1.08%, 9/8/17	15,158	15,158

		30,317

Repurchase Agreements - 52.7%(5)
Bank of Montreal, dated 8/31/17, repurchase price $1,001,141
1.06%, 9/7/17	1,000,000	1,000,000
Bank of Montreal, dated 8/31/17, repurchase price $125,004
1.06%, 9/1/17	125,000	125,000
Barclays Capital, Inc., dated 8/31/17, repurchase price $100,003
1.04%, 9/1/17	100,000	100,000
Barclays Capital, Inc., dated 8/31/17, repurchase price $50,001
1.06%, 9/1/17	50,000	50,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

TREASURY PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
REPURCHASE AGREEMENTS - 52.8% continued
Repurchase Agreements - 52.7%(5) continued
BNP Paribas S.A., dated 8/24/17, repurchase price $850,876
1.06%, 9/28/17	$850,000	$850,000
BNP Paribas S.A., dated 8/31/17, repurchase price $760,023
1.06%, 9/1/17	760,000	760,000
Citigroup Global Markets, Inc., dated 8/31/17, repurchase price $313,566
1.06%, 9/1/17	313,557	313,557
Deutsche Bank Securities, Inc., dated 8/31/17, repurchase price $300,009
1.08%, 9/1/17	300,000	300,000
Federal Reserve Bank of New York, dated 8/31/17, repurchase price $12,970,363
1.00%, 9/1/17	12,970,000	12,970,000
Goldman Sachs & Co., dated 8/31/17, repurchase price $1,000,516
1.03%, 9/7/17	1,000,000	1,000,000
HSBC Securities (USA), Inc., dated 8/30/17, repurchase price $1,700,338
1.02%, 9/6/17	1,700,000	1,700,000
HSBC Securities (USA), Inc., dated 8/31/17, repurchase price $105,003
1.05%, 9/1/17	105,000	105,000
HSBC Securities (USA), Inc., dated 8/31/17, repurchase price $200,006
1.03%, 9/1/17	200,000	200,000
ING Financial Markets LLC, dated 8/31/17, repurchase price $100,003
1.05%, 9/1/17	100,000	100,000
RBS Securities, Inc., dated 8/31/17, repurchase price $675,020
1.06%, 9/1/17	675,000	675,000
Societe Generale, New York Branch, dated 8/18/17, repurchase price $500,263
1.05%, 9/5/17	500,000	500,000
Societe Generale, New York Branch, dated 8/28/17, repurchase price $400,046
1.04%, 9/1/17	400,000	400,000
Societe Generale, New York Branch, dated 8/30/17, repurchase price $500,099
1.02%, 9/6/17	500,000	500,000
Societe Generale, New York Branch, dated 8/31/17, repurchase price $125,004
1.08%, 9/1/17	125,000	125,000

		21,773,557

Total Repurchase Agreements (Cost $21,803,874)		21,803,874

Total Investments - 101.1% (Cost $41,736,406)(6)		41,736,406

Liabilities less Other Assets - (1.1%)		(459,153)

NET ASSETS - 100.0%		$41,277,253

(1)	Discount rate at the time of purchase.
(2)	Variable rate security. Rate as of August 31, 2017 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.
(3)	Interest rates are reset daily and interest is payable monthly. Rates are determined based on technical market conditions, which currently are driven by supply and demand.
(4)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$15,434	3.00%	11/15/45
U.S. Treasury Notes	$15,493	0.13%	4/15/19

Total	$30,927

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2017 (UNAUDITED)

(5)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bills	$312,908	0.00%	9/14/17 - 8/16/18
U.S. Treasury Bonds	$5,832,953	0.00% - 9.00%	11/15/18 - 8/15/47
U.S. Treasury Notes	$15,822,215	0.00% - 4.25%	9/30/17 - 7/15/27
U.S. Treasury Strips	$435	0.00%	11/15/17 - 11/15/27

Total	$21,968,511

(6)	The cost for federal income tax purposes was approximately $41,736,406,000.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of August 31, 2017:

INVESTMENTS	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by Treasury Portfolio(1)	$—	$41,736,406	$—	$41,736,406

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2017, there were no transfers between Level 1, Level 2, or Level 3 classifications based on levels assigned to the securities on November 30, 2016.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE STATEMENT OF INVESTMENTS:

3M - 3 Month

MMY - Money Market Yield

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO	AUGUST 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.1%(1)
Federal Farm Credit Bank - 6.4%
FFCB Bonds,
1.23%, 7/27/18	$4,000	$3,999
1.25%, 8/10/18	20,000	19,996
FFCB Discount Notes,
0.70%, 9/7/17(2)	4,000	3,999
0.71%, 9/7/17(2)	10,000	9,999
0.71%, 9/8/17(2)	10,000	9,999
0.82%, 9/11/17(2)	6,000	5,999
0.86%, 10/30/17(2)	6,000	5,992
0.86%, 11/16/17(2)	10,000	9,982
1.05%, 12/6/17(2)	8,000	7,978
1.18%, 1/10/18(2)	3,000	2,987
1.26%, 4/12/18(2)	3,000	2,977
1.26%, 4/18/18(2)	1,000	992
1.26%, 4/24/18(2)	20,000	19,838
1.25%, 5/7/18(2)	6,000	5,949
1.27%, 5/9/18(2)	5,000	4,957
1.25%, 6/4/18(2)	8,000	7,925
1.27%, 6/7/18(2)	4,000	3,961
1.26%, 6/19/18(2)	5,000	4,949
1.27%, 6/27/18(2)	6,000	5,938
1.27%, 7/12/18(2)	3,000	2,967
1.28%, 7/16/18(2)	3,000	2,967
1.26%, 7/25/18(2)	8,000	7,909
FFCB Notes,
(Floating, ICE LIBOR USD 1M - 0.07%),
1.16%, 9/1/17(3)	12,000	12,000
(Floating, U.S. Federal Funds + 0.02%),
1.18%, 9/1/17(3)	3,000	2,999
(Floating, U.S. Federal Funds + 0.17%),
1.33%, 9/1/17(3)	9,000	9,000
(Floating, U.S. Federal Funds + 0.24%),
1.40%, 9/1/17(3)	2,000	2,000
(Floating, U.S. Federal Funds + 0.25%),
1.41%, 9/1/17(3)	18,000	17,998
(Floating, ICE LIBOR USD 1M - 0.10%),
1.14%, 9/3/17(3)	12,000	11,999
(Floating, ICE LIBOR USD 1M - 0.07%),
1.16%, 9/3/17(3)	15,000	14,999
(Floating, ICE LIBOR USD 1M + 0.13%),
1.36%, 9/5/17(3)	20,000	19,997
(Floating, ICE LIBOR USD 1M + 0.07%),
1.30%, 9/7/17(3)	14,000	14,000
(Floating, ICE LIBOR USD 1M + 0.10%),
1.32%, 9/18/17(3)	9,000	9,000
(Floating, ICE LIBOR USD 1M + 0.12%),
1.35%, 9/20/17(3)	10,000	10,000
(Floating, ICE LIBOR USD 1M + 0.12%),
1.35%, 9/21/17(3)	27,000	26,999
(Floating, ICE LIBOR USD 1M - 0.13%),
1.10%, 9/25/17(3)	48,000	47,997
(Floating, ICE LIBOR USD 1M + 0.13%),
1.36%, 9/25/17(3)	20,000	20,000

		371,247

Federal Home Loan Bank - 25.7%
FHLB Bonds,
1.11%, 12/1/17	29,000	28,919
1.00%, 12/19/17	16,000	16,000
0.88%, 3/19/18	28,000	27,980
0.88%, 6/29/18	12,000	11,959
0.63%, 8/7/18	15,000	14,907
FHLB Discount Notes,
1.04%, 11/8/17(2)	28,000	27,946
1.05%, 11/17/17(2)	13,000	12,971
1.07%, 11/24/17(2)	25,000	24,939
1.05%, 11/28/17(2)	100,000	99,747
1.04%, 11/29/17(2)	81,000	80,793
1.05%, 11/29/17(2)	31,000	30,920
1.07%, 12/7/17(2)	12,000	11,966
1.05%, 12/8/17(2)	44,000	43,876
1.08%, 12/8/17(2)	181,000	180,477
1.07%, 12/11/17(2)	75,000	74,779
1.09%, 12/11/17(2)	50,000	49,850
1.12%, 12/11/17(2)	20,000	19,938
1.09%, 12/13/17(2)	42,000	41,871
1.05%, 12/18/17(2)	43,000	42,866
0.86%, 1/25/18(2)	8,000	7,972
0.90%, 2/15/18(2)	7,000	6,971
1.26%, 6/1/18(2)	12,000	11,886
1.27%, 6/1/18(2)	2,000	1,981
1.27%, 8/3/18(2)	39,000	38,545
FHLB Notes,
(Floating, ICE LIBOR USD 3M - 0.16%),
1.04%, 9/1/17(3)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.14%),
1.09%, 9/3/17(3)	30,000	30,000
(Floating, ICE LIBOR USD 1M - 0.08%),
1.15%, 9/4/17(3)	65,000	65,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 37.1%(1) continued
Federal Home Loan Bank - 25.7% continued
(Floating, ICE LIBOR USD 1M - 0.14%),
1.09%, 9/5/17(3)	$40,000	$40,000
(Floating, ICE LIBOR USD 3M - 0.17%),
1.05%, 9/7/17(3)	30,000	29,999
(Floating, ICE LIBOR USD 1M - 0.09%),
1.14%, 9/11/17(3)	15,000	15,000
(Floating, ICE LIBOR USD 1M - 0.14%),
1.09%, 9/13/17(3)	9,000	9,001
(Floating, ICE LIBOR USD 1M - 0.16%),
1.07%, 9/15/17(3)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.14%),
1.09%, 9/15/17(3)	21,000	21,000
(Floating, ICE LIBOR USD 1M - 0.13%),
1.10%, 9/16/17(3)	42,000	42,000
(Floating, ICE LIBOR USD 1M - 0.09%),
1.14%, 9/17/17(3)	25,000	25,000
(Floating, ICE LIBOR USD 3M - 0.19%),
1.10%, 9/23/17(3)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.04%),
1.20%, 9/23/17(3)	8,000	8,000
(Floating, ICE LIBOR USD 1M - 0.15%),
1.09%, 9/24/17(3)	90,000	90,000
(Floating, ICE LIBOR USD 1M - 0.14%),
1.09%, 9/25/17(3)	14,000	14,000
(Floating, ICE LIBOR USD 1M - 0.12%),
1.11%, 9/25/17(3)	57,000	57,000
(Floating, ICE LIBOR USD 3M - 0.12%),
1.18%, 9/26/17(3)	8,000	8,000
(Floating, ICE LIBOR USD 3M - 0.22%),
1.08%, 10/6/17(3)	20,000	20,000
(Floating, ICE LIBOR USD 3M - 0.16%),
1.16%, 11/26/17(3)	40,000	40,000

		1,484,059

Federal Home Loan Mortgage Corporation - 3.7%
FHLMC Bonds,
1.06%, 6/22/18	55,000	54,897
FHLMC Discount Notes,
0.96%, 9/19/17(2)	35,000	34,983
0.99%, 10/5/17(2)	65,000	64,940
FHLMC Notes,
(Floating, ICE LIBOR USD 3M - 0.23%),
1.07%, 10/17/17(3)	35,000	35,000
(Floating, ICE LIBOR USD 3M - 0.25%),
1.06%, 10/25/17(3)	25,000	25,000

		214,820

Federal National Mortgage Association - 1.3%
FNMA Bonds,
0.88%, 5/21/18	36,000	35,901
FNMA Notes,
(Floating, ICE LIBOR USD 1M + 0.01%),
1.24%, 9/8/17(4)	39,000	39,000

		74,901

Total U.S. Government Agencies (Cost $2,145,027)		2,145,027

U.S. GOVERNMENT OBLIGATIONS - 13.6%
U.S. Treasury Bills - 3.2%
0.99%, 9/21/17(2)	45,000	44,975
1.02%, 11/9/17(2)	20,000	19,961
1.04%, 11/9/17(2)	20,000	19,959
1.01%, 11/16/17(2)	13,000	12,972
1.02%, 11/16/17(2)	30,000	29,935
1.05%, 1/2/18(2)	32,000	31,884
0.83%, 2/1/18(2)	18,000	17,937
0.84%, 2/1/18(2)	10,000	9,965

		187,588

U.S. Treasury Floating Rate Notes - 5.9%
(Floating, US Treasury 3M Bill MMY + 0.07%),
1.09%, 9/1/17(3)	50,000	50,010
(Floating, US Treasury 3M Bill MMY + 0.14%),
1.16%, 9/1/17(3)	50,000	49,992
(Floating, US Treasury 3M Bill MMY + 0.17%),
1.19%, 9/1/17(3)	27,000	26,996
(Floating, US Treasury 3M Bill MMY + 0.17%),
1.20%, 9/1/17(3)	20,000	19,999
(Floating, US Treasury 3M Bill MMY + 0.19%),
1.21%, 9/1/17(3)	134,000	134,095
(Floating, US Treasury 3M Bill MMY + 0.27%),
1.30%, 9/1/17(3)	57,000	57,009

		338,101

U.S. Treasury Notes - 4.5%
1.00%, 9/15/17	10,000	10,001
0.75%, 10/31/17	65,000	65,001
1.88%, 10/31/17	13,000	13,024
2.25%, 11/30/17	30,000	30,091
1.00%, 12/15/17	25,000	25,015
0.88%, 1/15/18	14,000	14,001
1.00%, 2/15/18	20,000	20,011
0.75%, 2/28/18	24,000	23,986

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 13.6% continued
U.S. Treasury Notes - 4.5% continued
2.75%, 2/28/18	$16,000	$16,147
2.25%, 7/31/18	12,000	12,104
1.00%, 8/15/18	31,000	30,923

		260,304

Total U.S. Government Obligations (Cost $785,993)		785,993

Investments, at Amortized Cost ($2,931,020)		2,931,020

REPURCHASE AGREEMENTS - 49.9%
Joint Repurchase Agreements - 1.6%(5) (6)
Bank of America Securities LLC, dated 8/31/17, repurchase price $46,725
1.04%, 9/8/17	46,714	46,714
Societe Generale, New York Branch, dated 8/31/17, repurchase price $46,726
1.08%, 9/8/17	46,715	46,715

		93,429

Repurchase Agreements - 48.3%(7)
Bank of America N.A., dated 8/31/17, repurchase price $485,015
1.08%, 9/1/17	485,000	485,000
Bank of Montreal, dated 8/31/17, repurchase price $250,007
1.06%, 9/1/17	250,000	250,000
Bank of Montreal, dated 8/31/17, repurchase price $250,066
1.05%, 9/7/17	250,000	250,000
BNP Paribas S.A., dated 8/24/17, repurchase price $175,182
1.07%, 9/28/17	175,000	175,000
Citigroup Global Markets, Inc., dated 8/31/17, repurchase price $72,352
1.08%, 9/1/17	72,350	72,350
Federal Reserve Bank of New York, dated 8/31/17, repurchase price $650,018
1.00%, 9/1/17	650,000	650,000
JPMorgan Securities LLC, dated 8/31/17, repurchase price $410,012
1.07%, 9/1/17	410,000	410,000
JPMorgan Securities LLC, dated 8/31/17, repurchase price $500,015
1.06%, 9/1/17	500,000	500,000

		2,792,350

Total Repurchase Agreements (Cost $2,885,779)		2,885,779

Total Investments - 100.6% (Cost $5,816,799)(8)		5,816,799

Liabilities less Other Assets - (0.6%)		(34,888)

NET ASSETS - 100.0%		$5,781,911

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)	Variable rate security. Rate as of August 31, 2017 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.
(4)	Variable rate security. Rate as of August 31, 2017 is disclosed.
(5)	Interest rates are reset daily and interest is payable monthly. Rates are determined based on technical market conditions, which currently are driven by supply and demand.
(6)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$47,564	3.00%	11/15/45
U.S. Treasury Notes	$47,746	0.13%	4/15/19

Total	$95,310

(7)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLB	$522	2.63%	12/10/21
FHLMC	$126,577	0.00% - 5.50%	3/7/18 - 6/1/45
FNMA	$497,150	0.00% - 5.50%	3/1/19 - 5/1/47
GNMA	$54,263	2.38% - 4.50%	5/15/25 - 6/20/47
U.S. Treasury Bills	$245,718	0.00%	2/1/18 - 3/1/18
U.S. Treasury Bonds	$174,033	2.50% - 9.13%	5/15/18 - 11/15/46
U.S. Treasury Notes	$1,743,537	0.13% - 2.75%	8/31/18 - 8/15/25

Total	$2,841,800

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT PORTFOLIO continued	AUGUST 31, 2017 (UNAUDITED)

(8)	The cost for federal income tax purposes was approximately $5,816,799,000.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of August 31, 2017:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Portfolio(1)	$—	$5,816,799	$—	$5,816,799

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2016.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

MMY - Money Market Yield

USD - United States Dollar

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO	AUGUST 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 44.2%(1)
Federal Farm Credit Bank - 12.2%
FFCB Bonds,
0.84%, 1/22/18	$80,000	$79,898
1.23%, 7/27/18	16,000	15,995
1.30%, 9/4/18	63,800	63,799
FFCB Discount Notes,
0.70%, 9/7/17(2)	22,000	21,997
0.71%, 9/7/17(2)	40,000	39,995
0.96%, 9/7/17(2)	30,000	29,995
0.71%, 9/8/17(2)	40,000	39,995
0.82%, 9/11/17(2)	27,000	26,994
0.69%, 10/5/17(2)	15,000	14,990
0.71%, 10/12/17(2)	13,000	12,990
0.86%, 10/30/17(2)	27,000	26,962
0.86%, 11/16/17(2)	40,000	39,928
1.18%, 1/10/18(2)	11,000	10,954
0.90%, 2/6/18(2)	33,000	32,871
1.22%, 4/2/18(2)	20,000	19,858
1.26%, 4/12/18(2)	11,000	10,916
1.26%, 4/18/18(2)	5,000	4,961
1.26%, 4/24/18(2)	17,000	16,862
1.24%, 5/7/18(2)	40,000	39,664
1.25%, 5/7/18(2)	27,000	26,765
1.27%, 5/9/18(2)	18,000	17,844
1.25%, 5/31/18(2)	61,000	60,433
1.25%, 6/4/18(2)	35,000	34,670
1.27%, 6/6/18(2)	10,000	9,903
1.27%, 6/7/18(2)	11,000	10,893
1.26%, 6/19/18(2)	21,370	21,154
1.27%, 6/27/18(2)	24,000	23,751
1.27%, 7/12/18(2)	12,000	11,869
1.28%, 7/16/18(2)	12,000	11,866
1.26%, 7/25/18(2)	35,000	34,603
FFCB Notes,
(Floating, ICE LIBOR USD 1M - 0.07%),
1.16%, 9/1/17(3)	100,000	100,000
(Floating, U.S. Federal Funds + 0.02%),
1.18%, 9/1/17(3)	11,000	10,998
(Floating, U.S. Federal Funds + 0.17%),
1.33%, 9/1/17(3)	45,000	44,998
(Floating, U.S. Federal Funds + 0.24%),
1.40%, 9/1/17(3)	34,000	33,997
(Floating, U.S. Federal Funds + 0.25%),
1.41%, 9/1/17(3)	133,000	132,987
(Floating, ICE LIBOR USD 1M - 0.10%),
1.14%, 9/3/17(3)	52,000	51,997
(Floating, ICE LIBOR USD 1M - 0.07%),
1.16%, 9/3/17(3)	70,000	69,996
(Floating, ICE LIBOR USD 1M + 0.18%),
1.41%, 9/4/17(3)	34,000	33,998
(Floating, ICE LIBOR USD 1M + 0.13%),
1.36%, 9/5/17(3)	49,000	48,994
(Floating, ICE LIBOR USD 1M + 0.13%),
1.36%, 9/6/17(3)	36,500	36,500
(Floating, ICE LIBOR USD 1M - 0.10%),
1.14%, 9/7/17(3)	150,000	149,991
(Floating, ICE LIBOR USD 1M + 0.07%),
1.30%, 9/7/17(3)	58,000	58,000
(Floating, ICE LIBOR USD 1M + 0.17%),
1.40%, 9/8/17(3)	34,000	33,999
(Floating, ICE LIBOR USD 1M + 0.11%),
1.34%, 9/12/17(3)	48,000	47,998
(Floating, ICE LIBOR USD 1M + 0.15%),
1.38%, 9/12/17(3)	50,000	49,998
(Floating, ICE LIBOR USD 1M - 0.10%),
1.13%, 9/17/17(3)	173,000	173,018
(Floating, ICE LIBOR USD 1M + 0.10%),
1.32%, 9/18/17(3)	145,000	144,999
(Floating, ICE LIBOR USD 1M - 0.09%),
1.14%, 9/20/17(3)	170,000	170,000
(Floating, ICE LIBOR USD 1M + 0.12%),
1.35%, 9/20/17(3)	45,000	45,000
(Floating, ICE LIBOR USD 1M + 0.12%),
1.35%, 9/21/17(3)	125,014	125,007
(Floating, ICE LIBOR USD 1M + 0.03%),
1.27%, 9/22/17(3)	159,000	158,957
(Floating, ICE LIBOR USD 1M - 0.13%),
1.10%, 9/25/17(3)	104,000	103,995
(Floating, ICE LIBOR USD 1M + 0.02%),
1.25%, 9/27/17(3)	144,750	144,702
(Floating, ICE LIBOR USD 3M - 0.15%),
1.16%, 10/17/17(3)	115,000	114,983

		2,898,487

Federal Home Loan Bank - 29.4%
FHLB Bonds,
1.11%, 12/1/17	117,000	116,675
1.00%, 12/19/17	70,000	69,998
0.88%, 3/19/18	118,000	117,917
0.88%, 6/29/18	123,830	123,406
0.63%, 8/7/18	60,000	59,629

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 44.2%(1) continued
Federal Home Loan Bank - 29.4% continued
FHLB Discount Notes,
1.02%, 9/6/17(2)	$131,000	$130,982
1.05%, 9/6/17(2)	36,000	35,995
1.00%, 10/3/17(2)	617,000	616,457
1.11%, 11/15/17(2)	100,000	99,771
1.12%, 11/15/17(2)	100,000	99,771
1.04%, 11/17/17(2)	75,000	74,835
1.05%, 11/17/17(2)	61,000	60,864
1.10%, 11/27/17(2)	358,000	357,057
1.04%, 11/29/17(2)	194,000	193,505
1.05%, 12/4/17(2)	500,000	498,642
1.12%, 12/6/17(2)	250,000	249,267
1.05%, 12/8/17(2)	94,000	93,734
1.12%, 12/11/17(2)	85,000	84,734
1.09%, 12/13/17(2)	177,000	176,458
1.05%, 12/15/17(2)	20,000	19,939
1.05%, 12/18/17(2)	345,000	343,924
1.07%, 12/18/17(2)	300,000	299,055
0.86%, 1/25/18(2)	33,600	33,484
0.90%, 2/15/18(2)	30,000	29,876
1.26%, 6/1/18(2)	47,000	46,554
1.27%, 6/1/18(2)	9,000	8,915
1.26%, 6/13/18(2)	221,000	218,813
1.26%, 7/27/18(2)	15,000	14,829
1.27%, 8/3/18(2)	160,000	158,133
FHLB Notes,
(Floating, ICE LIBOR USD 3M - 0.16%),
1.04%, 9/1/17(3)	93,000	93,000
(Floating, ICE LIBOR USD 1M - 0.14%),
1.09%, 9/3/17(3)	125,000	125,000
(Floating, ICE LIBOR USD 1M - 0.08%),
1.15%, 9/4/17(3)	165,000	165,000
(Floating, ICE LIBOR USD 1M - 0.14%),
1.09%, 9/5/17(3)	175,000	175,000
(Floating, ICE LIBOR USD 3M - 0.17%),
1.05%, 9/7/17(3)	150,000	149,996
(Floating, ICE LIBOR USD 1M + 0.07%),
1.30%, 9/7/17(3)	45,000	44,999
(Floating, ICE LIBOR USD 1M - 0.09%),
1.14%, 9/11/17(3)	80,000	80,000
(Floating, ICE LIBOR USD 1M - 0.16%),
1.07%, 9/12/17(3)	483,000	483,000
(Floating, ICE LIBOR USD 1M - 0.14%),
1.09%, 9/13/17(3)	42,000	42,002
(Floating, ICE LIBOR USD 1M - 0.16%),
1.07%, 9/15/17(3)	90,000	90,000
(Floating, ICE LIBOR USD 1M - 0.14%),
1.09%, 9/15/17(3)	88,000	88,000
(Floating, ICE LIBOR USD 1M - 0.13%),
1.10%, 9/16/17(3)	177,000	177,000
(Floating, ICE LIBOR USD 3M - 0.19%),
1.10%, 9/23/17(3)	105,000	105,000
(Floating, ICE LIBOR USD 1M - 0.04%),
1.20%, 9/23/17(3)	38,000	38,000
(Floating, ICE LIBOR USD 1M - 0.15%),
1.09%, 9/24/17(3)	230,000	230,000
(Floating, ICE LIBOR USD 1M - 0.14%),
1.09%, 9/25/17(3)	64,000	64,000
(Floating, ICE LIBOR USD 3M - 0.12%),
1.18%, 9/26/17(3)	38,000	38,000
(Floating, ICE LIBOR USD 1M + 0.09%),
1.32%, 9/26/17(3)	50,000	50,000
(Floating, ICE LIBOR USD 3M - 0.22%),
1.08%, 10/6/17(3)	100,000	100,000
(Floating, ICE LIBOR USD 3M + 0.00%),
1.32%, 11/22/17(3)	35,000	35,000
(Floating, ICE LIBOR USD 3M - 0.16%),
1.16%, 11/26/17(3)	220,000	220,000

		7,026,216

Tennessee Valley Authority - 2.6%
TVA Bonds,
4.50%, 4/1/18	25,406	25,886
TVA Discount Notes,
1.02%, 9/12/17(2)	605,000	604,814

		630,700

Total U.S. Government Agencies (Cost $10,555,403)		10,555,403

U.S. GOVERNMENT OBLIGATIONS - 11.9%
U.S. Treasury Bills - 2.8%
1.02%, 11/9/17(2)	90,000	89,826
1.04%, 11/9/17(2)	90,000	89,817
1.01%, 11/16/17(2)	57,000	56,878
1.02%, 11/16/17(2)	137,000	136,705
1.05%, 1/2/18(2)	127,000	126,540
0.83%, 2/1/18(2)	150,000	149,473
0.84%, 2/1/18(2)	24,000	23,915

		673,154

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 11.9% continued
U.S. Treasury Floating Rate Notes - 4.7%
(Floating, US Treasury 3M Bill MMY + 0.14%),
1.16%, 9/1/17(3)	$210,000	$209,970
(Floating, US Treasury 3M Bill MMY + 0.17%),
1.19%, 9/1/17(3)	122,000	121,982
(Floating, US Treasury 3M Bill MMY + 0.17%),
1.20%, 9/1/17(3)	180,000	180,181
(Floating, US Treasury 3M Bill MMY + 0.19%),
1.21%, 9/1/17(3)	451,153	451,499
(Floating, US Treasury 3M Bill MMY + 0.27%),
1.30%, 9/1/17(3)	141,000	141,023

		1,104,655

U.S. Treasury Notes - 4.4%
1.00%, 9/15/17	44,000	44,004
0.75%, 10/31/17	70,000	70,001
2.25%, 11/30/17	228,000	228,667
1.00%, 12/15/17	106,000	106,062
0.88%, 1/15/18	59,000	59,006
1.00%, 2/15/18	90,000	90,049
0.75%, 2/28/18	204,000	203,861
2.75%, 2/28/18	72,000	72,662
2.25%, 7/31/18	47,000	47,406
1.00%, 8/15/18	125,000	124,690

		1,046,408

Total U.S. Government Obligations (Cost $2,824,217)		2,824,217

Investments, at Amortized Cost ($13,379,620)		13,379,620

REPURCHASE AGREEMENTS - 44.5%(4)
Repurchase Agreements - 44.5%
Bank of America N.A., dated 8/31/17, repurchase price $265,008
1.08%, 9/1/17	265,000	265,000
Bank of Nova Scotia, dated 8/31/17, repurchase price $900,026
1.06%, 9/1/17	900,000	900,000
BNP Paribas S.A., dated 8/31/17, repurchase price $120,004
1.08%, 9/1/17	120,000	120,000
Citigroup Global Markets, Inc., dated 8/31/17, repurchase price $142,813
1.08%, 9/1/17	142,809	142,809
Federal Reserve Bank of New York, dated 8/31/17, repurchase price $8,250,227
1.00%, 9/1/17	8,250,000	8,250,000
JPMorgan Securities LLC, dated 8/31/17, repurchase price $500,015
1.06%, 9/1/17	500,000	500,000
Merrill Lynch, dated 8/31/17, repurchase price $450,014
1.08%, 9/1/17	450,000	450,000

		10,627,809

Total Repurchase Agreements (Cost $10,627,809)		10,627,809

Total Investments - 100.6% (Cost $24,007,429)(5)		24,007,429

Liabilities less Other Assets - (0.6%)		(139,339)

NET ASSETS - 100.0%		$23,868,090

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Discount rate at the time of purchase.
(3)	Variable rate security. Rate as of August 31, 2017 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.
(4)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$273,028	3.00% - 6.50%	5/1/26 - 10/1/43
FNMA	$29,495	4.00%	6/1/42
GNMA	$463,500	3.50% - 4.00%	3/20/47 - 4/20/47
U.S. Treasury Bonds	$8,068,207	0.00% - 8.75%	8/15/19 - 5/15/46
U.S. Treasury Notes	$1,848,803	0.13% - 3.38%	12/31/17 - 11/15/26

Total	$10,683,033

(5)	The cost for federal income tax purposes was approximately $24,007,429,000

Percentages shown are based on Net Assets.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

U.S. GOVERNMENT SELECT PORTFOLIO continued	AUGUST 31, 2017 (UNAUDITED)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of August 31, 2017:

	LEVEL 1 (000S)	LEVEL 2 (000S)	LEVEL 3 (000S)	TOTAL (000S)
Investments held by U.S. Government Select Portfolio(1)	$—	$24,007,429	$—	$24,007,429

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2016.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

MMY - Money Market Yield

TVA - Tennessee Valley Authority

USD - United States Dollar

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO	AUGUST 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 103.5%
Alabama - 0.2%
Tuscaloosa County IDA Gulf Opportunity Zone Revenue Bonds, Series A, Hunt Refining Project,
(JPMorgan Chase Bank N.A. LOC),
0.82%, 9/11/17(1) (2)	$500	$500

Alaska - 2.6%
Valdez City Marine Terminal Revenue Refunding Bonds, Series B, Exxon Pipeline Co. Project,
0.81%, 9/1/17(1) (2)	700	700
Valdez City Marine Terminal Revenue Refunding Bonds, Exxon Pipeline Co. Project,
0.82%, 9/1/17(1) (2)	4,800	4,800

		5,500

Arkansas - 0.5%
Little Rock Metrocentre Improvement District No. 1 Revenue Bonds, Little Rock Newspapers, Inc.,
(JPMorgan Chase & Co. LOC),
0.85%, 9/1/17(1) (2)	1,100	1,100

California - 0.6%
California Pollution Control Financing Authority Revenue Refunding Bonds, Series B, Pacific Gas & Electric Co.,
(Canadian Imperial Bank of Commerce LOC),
0.83%, 9/1/17(1) (2)	500	500
San Francisco City & County Redevelopment MFH Agency Revenue Refunding Bonds, Series B-2, Fillmore Center,
(FHLMC LOC),
0.89%, 9/11/17(1) (2)	750	750

		1,250

Colorado - 3.7%
Colorado State Educational & Cultural Facilities Authority Revenue Refunding Bonds, Capital Christian Schools,
(FHLB of San Francisco LOC),
0.79%, 9/11/17(1) (2)	5,590	5,590
Colorado State Housing & Finance Authority SFM Revenue Bonds, Series 1-A3,
0.82%, 9/11/17(1) (2)	2,295	2,295

		7,885

Florida - 3.6%
Florida State HFA Revenue Bonds,
(FNMA LOC),
0.82%, 9/11/17(1) (2)	3,000	3,000
Highlands County Health Facilities Authority Revenue Refunding Bonds, Series I-5, Adventist Health System,
0.75%, 9/11/17(1) (2)	480	480
Orange County HFA MFH Revenue Bonds, Series B, Marbella Cove,
(FHLB of San Francisco LOC),
0.89%, 9/11/17(1) (2)	4,185	4,185

		7,665

Georgia - 3.5%
Bacon Industrial Building Authority Revenue Bonds, D.L. Lee & Sons, Inc. Project,
(Branch Banking & Trust Co. LOC),
0.83%, 9/11/17(1) (2)	3,570	3,570
Gordon County Development Authority Revenue Bonds, Pine Hall Brick Co., Inc. Project,
(Branch Banking & Trust Co. LOC),
0.83%, 9/11/17(1) (2)	1,225	1,225
Gwinnett County Development Authority Revenue Bonds, Goodwill North, Inc. Project,
(Branch Banking & Trust Co.LOC),
0.78%, 9/11/17(1) (2)	2,650	2,650

		7,445

Illinois - 14.4%
Illinois State Development Finance Authority Revenue Bonds, Series B, Evanston Northwestern,
0.84%, 9/1/17(1) (2)	2,500	2,500
Illinois State Development Finance Authority Revenue Bonds, Wheaton Academy Project,
(BMO Harris Bank N.A. LOC),
0.88%, 9/11/17(1) (2)	5,100	5,100
Illinois State Educational Facilities Authority Revenue Bonds, Augustana College,
(BMO Harris Bank N.A. LOC),
0.80%, 9/11/17(1) (2)	5,090	5,090

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 103.5% continued
Illinois - 14.4% continued
Illinois State Finance Authority MFH Revenue Bonds, Series A, Autumn Ridge Apartments,
(FHLMC LOC),
0.90%, 9/11/17(1) (2)	$4,255	$4,255
Illinois State Finance Authority Revenue Bonds, Community Action Partnership,
(Citibank N.A. LOC),
0.88%, 9/11/17(1) (2)	2,000	2,000
Illinois State Finance Authority Revenue Bonds, Series D-2, University of Chicago Medical,
(PNC Bank N.A. LOC),
0.81%, 9/1/17(1) (2)	5,500	5,500
Illinois State Finance Authority Revenue Bonds, Subseries B, Northwestern University,
0.76%, 9/11/17(1) (2)	1,000	1,000
Illionois State Toll Highway Authority Revenue Bonds, Series A-2B,
(PNC Bank N.A. LOC),
0.82%, 9/11/17(1) (2)	1,500	1,500
Savanna City IDA Revenue Bonds, Metform LLC Project,
(Bank of America N.A. LOC),
0.89%, 9/11/17(1) (2)	3,400	3,400

		30,345

Indiana - 2.6%
Indiana State Development Finance Authority Revenue Bonds, TTP, Inc. Project,
(US Bank N.A. LOC),
1.00%, 9/11/17(1) (2)	1,455	1,455
Indiana State Finance Authority Environmental Revenue Refunding Bonds, Series A-4, Duke Energy Indiana Project,
(Sumitomo Mitsui Banking Corp. LOC),
0.81%, 9/1/17(1) (2)	4,000	4,000

		5,455

Iowa - 5.8%
Iowa State Finance Authority Community Revenue Bonds, Series B, Wesley Retirement Services,
(Bank of America N.A. LOC),
0.80%, 9/11/17(1) (2)	1,510	1,510
Iowa State Finance Authority Revenue Bonds, Wesley Retirement Services,
(Bank of America N.A. LOC),
0.80%, 9/11/17(1) (2)	2,000	2,000
Iowa State Higher Education Loan Authority Private College Facilities Revenue Bonds, Loras College Project,
(Bank of America N.A. LOC),
0.81%, 9/1/17(1) (2)	8,350	8,750

		12,260

Louisiana - 3.7%
Louisiana State Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series B, Nicholls State University,
(FHLB of Atlanta LOC),
0.85%, 9/11/17(1) (2)	3,000	3,000
Louisiana State Offshore Terminal Authority Deepwater Port Revenue Refunding Bonds, Series A, 1st Stage Loop LLC,
(JPMorgan Chase Bank N.A. LOC),
0.82%, 9/1/17(1) (2)	4,000	4,000
Louisiana State Public Facilities Authority Multifamily Revenue Refunding Bonds,
(FNMA LOC),
0.83%, 9/11/17(1) (2)	900	900

		7,900

Maryland - 0.4%
Washington Suburban Sanitary District G.O. Unlimited BANS, Series B-3,
0.80%, 9/11/17(1) (2)	940	940

Massachusetts - 0.3%
Massachusetts State HFA Revenue Bonds, Series A, Princeton Westford Project,
(Bank of America N.A. LOC),
0.81%, 9/11/17(1) (2)	550	550

Michigan - 3.5%
Michigan State Finance Authority Revenue Bonds, Series D, Healthcare Equipment Loan Program,
(JPMorgan Chase Bank N.A. LOC),
0.86%, 9/11/17(1) (2)	2,355	2,355

MONEY MARKET PORTFOLIOS    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 103.5% continued
Michigan - 3.5% continued
Michigan State Strategic Fund Limited Obligations Revenue Refunding Bonds, Consumers Energy Co.,
(JPMorgan Chase Bank N.A. LOC),
0.80%, 9/11/17(1) (2)	$5,000	$5,000

		7,355

Minnesota - 5.6%
Blooming City MFH Revenue Bonds, Series A-1, Norlan Partner,
(FNMA LOC),
0.90%, 9/11/17(1) (2)	1,800	1,800
Hennepin County G.O. Unlimited Bonds, Series B,
0.80%, 9/11/17(1) (2)	3,000	3,000
Minnesota State Housing Finance Agency Revenue Bonds, Series F, Residential Housing,
0.85%, 9/11/17(1) (2)	500	500
Minnetonka City MFH Revenue Refunding Bonds, Minnetonka Hills Apartments,
(FNMA LOC),
0.88%, 9/11/17(1) (2)	3,565	3,565
St. Paul Port Authority MFH Revenue Refunding Bonds, Bigos-Sibley Project,
(FHLMC LOC),
0.91%, 9/11/17(1) (2)	3,000	3,000

		11,865

Mississippi - 4.7%
Jackson County Port Facility Revenue Refunding Bonds, Chevron USA, Inc. Project,
0.82%, 9/1/17(1) (2)	6,000	6,000
Mississippi State Business Finance Corp. Commission Gulf Opportunity Zone Revenue Bonds, Series C, Chevron USA, Inc.,
0.82%, 9/1/17(1) (2)	500	500
Mississippi State Business Finance Corp. Commission Gulf Opportunity Zone Revenue Bonds, Series I, Chevron USA, Inc.,
(Chevron Corp. Gtd.),
0.82%, 9/1/17(1) (2)	3,300	3,300
Mississippi State Business Finance Corp. Revenue Bonds, Series C, Chevron USA, Inc. Project,
0.82%, 9/1/17(1) (2)	50	50

		9,850

Missouri - 2.7%
Platte County Missouri IDA MFH Revenue Refunding Bonds, Wexford Place Project,
(FHLMC LOC),
0.83%, 9/11/17(1) (2)	120	120
St. Louis Missouri City IDA Revenue Bonds, Mid-America Transplant Services,
(BMO Harris Bank N.A. LOC),
0.89%, 9/1/17(1) (2)	5,500	5,500

		5,620

Nebraska - 1.0%
Lancaster County Hospital Authority No. 1 Revenue Refunding Bonds, Series B-1, BryanLGH Medical Center,
(US Bank N.A. LOC),
0.85%, 9/1/17(1) (2)	2,000	2,000

New Mexico - 1.4%
New Mexico State Mortgage Finance Authority MFH Revenue Bonds, Series A, Villas San Ignacio,
(FHLMC LOC),
0.82%, 9/11/17(1) (2)	3,000	3,000

New York - 7.0%
Metropolitan Transportation Authority Revenue Bonds, Subseries E-1,
(US Bank N.A. LOC),
0.82%, 9/1/17(1) (2)	2,500	2,500
New York City G.O. Unlimited Bonds, Subseries A-3,
(Mizuho Bank Ltd. LOC),
0.86%, 9/1/17(1) (2)	600	600
New York City G.O. Unlimited Bonds, Subseries G-6,
(Mizuho Bank Ltd. LOC),
0.85%, 9/1/17(1) (2)	1,300	1,300
New York City G.O. Unlimited Bonds, Subseries L-4,
(US Bank N.A. LOC),
0.82%, 9/1/17(1) (2)	2,000	2,000

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 103.5% continued
New York - 7.0% continued
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Fiscal 2012 Subseries B-3,
0.82%, 9/1/17(1) (2)	$600	$600
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Subseries A-1,
0.82%, 9/1/17(1) (2)	2,000	2,000
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Series A-3,
0.85%, 9/1/17(1) (2)	2,550	2,550
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Subseries A-4,
0.84%, 9/1/17(1) (2)	1,000	1,000
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, Series B, Samaritan Medical Center,
(HSBC Bank USA N.A. LOC),
0.80%, 9/11/17(1) (2)	2,310	2,310

		14,860

Ohio - 1.2%
Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue Bonds, Series C, Museum of Art Project,
0.80%, 9/11/17(1) (2)	600	600
Ohio State G.O. Unlimited Bonds, Series B, Common Schools,
0.78%, 9/11/17(1) (2)	2,000	2,000

		2,600

Oklahoma - 3.4%
Oklahoma State Turnpike Authority Revenue Bonds, Series B,
0.82%, 9/1/17(1) (2)	7,095	7,095

Pennsylvania - 2.3%
Lancaster IDA Revenue Bonds, Series A, Willow Valley Retirement,
(PNC Bank N.A. LOC),
0.79%, 9/11/17(1) (2)	1,600	1,600
West Cornwall Township Municipal Authority Senior Living Facility Revenue Bonds, Lebanon Valley Bretheren Home Project,
(PNC Bank N.A. LOC),
0.79%, 9/11/17(1) (2)	3,180	3,180

		4,780

South Carolina - 0.9%
York County Pollution Control Finance Corp. Demand Obligations,
0.95%, 10/2/17	2,000	2,000

Tennessee - 3.8%
Knox County Health Educational & Housing Facility Board Revenue Bonds, Johnson Bible College Project,
0.80%, 9/11/17(1) (2)	5,570	5,570
Sevier County Public Building Authority Revenue Bonds, Series 6-A1, Local Government Public Improvement,
0.79%, 9/11/17(1) (2)	500	500
Sevier County Public Building Authority Revenue Bonds, Series B-1, Local Government Public Improvement,
(Branch Banking & Trust Co. LOC),
0.79%, 9/11/17(1) (2)	1,910	1,910

		7,980

Texas - 18.2%
Aledo Independent School District Building Unlimited Bonds,
(Texas Permanent School Fund Program Guaranty Gtd.),
0.81%, 9/11/17(1) (2)	3,400	3,400
Bexar County HFA MFH Revenue Refunding Bonds, Altamonte Apartments Project,
(FNMA LOC),
0.83%, 9/11/17(1) (2)	3,500	3,500
Bexar County Housing Finance Corp. MFH Revenue Bonds, Series A, Summit Hills Apartments Project,
(FHLMC LOC),
0.88%, 9/11/17(1) (2)	3,500	3,500
Brazos Harbor Industrial Development Corp. Revenue Bonds, BASF Corp. Project,
0.97%, 9/11/17(1) (2)	4,000	4,000

MONEY MARKET PORTFOLIOS    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 103.5% continued
Texas - 18.2% continued
Gulf Coast IDA Revenue Bonds, Exxon Mobil Project,
0.85%, 9/1/17(1) (2)	$2,200	$2,200
Harris County Cultural Education Facilities Finance Corp. Revenue Bonds, Subseries C-1, Methodist Hospital System,
0.88%, 9/1/17(1) (2)	1,000	1,000
Harris County HFDC Revenue Refunding Bonds, Series A-2, Methodist Hospital System,
0.88%, 9/1/17(1) (2)	965	965
Houston City Municipal Interest Bearing CP,
(Sumitomo Mitsui Banking Corp. LOC),
0.90%, 9/5/17	4,000	4,000
Lower Neches Valley Authority Industrial Development Corp. Revenue Bonds, Exxon Mobil Project,
0.80%, 9/1/17(1) (2)	2,395	2,395
Lower Neches Valley Authority Industrial Development Corp. Revenue Bonds, Exxon Mobil,
(Exxon Mobil Corp. Gtd.),
0.80%, 9/1/17(1) (2)	1,000	1,000
San Antonio MFH Finance Corp. Revenue Bonds, Artisan San Pedro Apartments,
(FHLMC LOC),
0.83%, 9/11/17(1) (2)	2,000	2,000
Texas State Department of Housing & Community Affairs MFH Revenue Bonds, Series A-1, Timber Points Apartments,
(FHLMC LOC),
0.89%, 9/11/17(1) (2)	5,330	5,330
Texas State TRANS,
4.00%, 8/30/18	5,000	5,153

		38,443

Utah - 1.8%
Utah State Housing Corp. Multifamily Revenue Bonds, Series A, Florentine Villas,
(FHLMC LOC),
0.83%, 9/11/17(1) (2)	3,700	3,700

Washington - 2.2%
Washington State Housing Finance Commission Revenue Bonds, Series A, Whisperwood Apartments Project,
(FNMA LOC),
0.90%, 9/11/17(1) (2)	4,650	4,650

West Virginia - 1.4%
West Virginia State Hospital Financing Authority & Improvement Revenue Refunding Bonds, Series A, Cabell Hospital,
(Branch Banking & Trust Co. LOC),
0.81%, 9/11/17(1) (2)	3,030	3,030

Municipal States Pooled Securities - 0.5%
Tender Option Bond Trust Receipts/Certificates Floater Revenue Bonds, Series 2017-XM0492,
0.80%, 9/11/17(1) (2) (3)	1,000,000	1,000

Total Municipal Investments (Cost $218,621)		218,623

Total Investments - 103.5% (Cost $218,621)(4)		218,623

Liabilities less Other Assets - (3.5%)		(7,470)

NET ASSETS - 100.0%		$211,153

(1)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.
(2)	Variable rate security. Rate as of August 31, 2017 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.
(3)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined based on valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Institutional Funds.
(4)	At August 31, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$218,621

Gross tax appreciation of investments	$2
Gross tax depreciation of investments	—

Net tax appreciation of investments	$2

Percentages shown are based on Net Assets.

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    MONEY MARKET PORTFOLIOS

SCHEDULE OF INVESTMENTS

MUNICIPAL PORTFOLIO continued	AUGUST 31, 2017 (UNAUDITED)

At August 31, 2017, the industry sectors for the Portfolio were:

INDUSTRY SECTOR	% OF TOTAL INVESTMENTS
Housing	22.9%
Hospital	14.8
Industrial	12.4
University	9.3
IDB & PCR	7.1
School	6.4
City	6.3
Transportation	5.1
All other sectors less than 5%	15.7

Total	100.0%

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments by the above fair value hierarchy as of August 31, 2017:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
INVESTMENTS	(000S)	(000S)	(000S)	(000S)
Municipal Investments(1)	$—	$218,623	$—	$218,623

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2016.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

BANS - Bond Anticipation Notes

CP - Commercial Paper

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

G.O. - General Obligation

Gtd. - Guaranteed

HFA - Housing Finance Authority

HFDC - Health Facilities Development Corporation

IDA - Industrial Development Authority

IDB - Industrial Development Board

LOC - Letter of Credit

MFH - Multifamily Housing

PCR - Pollution Control Revenue

SFM - Single Family Mortgage

TRANS - Tax Revenue Anticipation Bonds

MONEY MARKET PORTFOLIOS    6    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO	AUGUST 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
ABS COMMERCIAL PAPER - 7.9%
ABS Other - 7.9%
Bedford Row Funding Corp.,
(Floating, ICE LIBOR USD 1M + 0.25%),
1.48%, 9/5/17(1) (2)	$20,000	$20,000
Charta Corp. LLC,
1.31%, 11/1/17	12,000	11,973
Collateralized Commercial Paper Co. LLC,
(Floating, ICE LIBOR USD 1M + 0.30%),
1.53%, 9/8/17(2)	12,000	12,001
(Floating, ICE LIBOR USD 1M + 0.20%),
1.43%, 9/19/17(3)	12,000	12,001
Concord Minutemen Capital Co. LLC, Class A,
1.38%, 11/10/17	7,000	6,982
1.35%, 12/1/17(1)	10,000	9,966
Lexington Parker Capital Co. LLC,
1.37%, 9/27/17(1)	10,000	9,991
1.37%, 11/22/17(1)	15,000	14,952
Matchpoint Finance PLC,
1.36%, 11/1/17(1)	15,000	14,964
Nieuw Amsterdam Receivables Corp.,
1.34%, 11/15/17	35,880	35,779
Ridgefield Funding Co. LLC,
1.28%, 9/12/17	15,000	14,994
Starbird Funding Corp.,
1.23%, 9/1/17(1)	20,000	19,999

		183,602

Total ABS Commercial Paper (Cost $183,607)		183,602

CERTIFICATES OF DEPOSIT - 33.2%
Banking - 32.3%
Bank of America N.A.,
(Floating, LIBOR 1M + 0.18%),
1.41%, 9/8/17(2)	8,000	8,000
(Floating, LIBOR 1M + 0.22%),
1.45%, 9/12/17(3)	9,000	8,988
Bank of Montreal, Chicago Branch,
(Floating, ICE LIBOR USD 1M + 0.22%),
1.45%, 9/7/17(3)	15,000	15,002
(Floating, ICE LIBOR USD 1M + 0.20%),
1.43%, 9/11/17(3)	15,000	15,000
1.32%, 11/21/17	10,000	10,000
1.53%, 1/22/18	15,000	15,009
Bank of Nova Scotia, Houston Branch,
(Floating, ICE LIBOR USD 1M + 0.17%),
1.40%, 9/5/17(3)	20,000	20,000
(Floating, ICE LIBOR USD 1M + 0.10%),
1.33%, 9/11/17(3)	15,000	15,002
(Floating, ICE LIBOR USD 1M + 0.20%),
1.43%, 9/11/17(3)	15,000	15,000
(Floating, ICE LIBOR USD 1M + 0.21%),
1.44%, 9/21/17(3)	2,000	2,000
Bank of Nova Scotia, New York Branch,
1.51%, 2/2/18	20,000	20,015
BNP Paribas S.A., New York Branch,
1.24%, 9/18/17	15,000	15,000
Canadian Imperial Bank of Commerce,
(Floating, ICE LIBOR USD 1M + 0.12%),
1.36%, 9/25/17(3)	2,000	2,000
(Floating, ICE LIBOR USD 1M + 0.23%),
1.46%, 9/25/17(3)	8,500	8,504
(Floating, ICE LIBOR USD 1M + 0.23%),
1.47%, 9/25/17(3)	10,000	10,000
(Floating, ICE LIBOR USD 3M + 0.19%),
1.51%, 11/22/17(3)	8,000	8,005
Citibank N.A.,
1.30%, 11/9/17	10,000	10,000
Citibank N.A., New York Branch,
(Floating, ICE LIBOR USD 1M + 0.10%),
1.33%, 9/5/17(3)	20,000	19,994
Commonwealth Bank of Australia, New York Branch,
(Floating, ICE LIBOR USD 1M + 0.34%),
1.57%, 9/5/17(1) (3)	15,000	15,019
(Floating, ICE LIBOR USD 1M + 0.18%),
1.41%, 9/20/17(3)	10,000	10,000
Cooperatieve Rabobank U.A., New York Branch,
(Floating, ICE LIBOR USD 1M + 0.10%),
1.33%, 9/18/17(3)	10,000	10,000
Credit Agricole Corporate and Investment Bank, New York,
1.24%, 9/22/17	15,000	15,001
Credit Agricole S.A., London Branch,
1.35%, 11/1/17	15,000	15,014
Credit Suisse A.G., New York Branch,
(Floating, ICE LIBOR USD 3M + 0.80%),
2.03%, 9/12/17(2)	14,600	14,604

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
CERTIFICATES OF DEPOSIT - 33.2% continued
Banking - 32.3% continued
(Floating, ICE LIBOR USD 1M + 0.18%),
1.41%, 9/18/17(3)	$8,000	$8,000
(Floating, ICE LIBOR USD 1M + 0.26%),
1.49%, 9/20/17(3)	15,000	15,006
DZ Bank A.G. Deutsche Zentral-Genossenschaftsbank, New York,
1.31%, 11/1/17	20,000	20,001
KBC Bank N.V.,
1.38%, 10/16/17	30,000	30,026
KBC Bank N.V., Brussels Branch,
1.38%, 11/9/17	7,000	7,007
1.40%, 11/27/17	5,000	5,005
Mitsubishi UFJ Trust & Banking Corp.,
1.36%, 10/30/17	10,000	10,009
Natixis S.A., New York Branch,
1.34%, 10/19/17	10,000	10,002
Oversea-Chinese Banking Corp. Ltd.,
(Floating, ICE LIBOR USD 1M + 0.23%),
1.46%, 9/1/17(2)	20,000	20,000
1.31%, 11/10/17	16,000	16,000
1.40%, 1/19/18	10,000	10,001
Royal Bank of Canada, New York Branch,
(Floating, ICE LIBOR USD 1M + 0.21%),
1.44%, 9/11/17(3)	7,000	7,000
(Floating, ICE LIBOR USD 1M + 0.20%),
1.43%, 9/13/17(3)	20,000	20,000
(Floating, ICE LIBOR USD 1M + 0.20%),
1.43%, 9/18/17(3)	10,000	10,000
(Floating, ICE LIBOR USD 1M + 0.18%),
1.41%, 9/20/17(2)	10,000	10,001
(Floating, ICE LIBOR USD 3M + 0.32%),
1.63%, 10/19/17(3)	15,000	15,017
Shizuoka Bank Ltd., New York Branch,
1.39%, 10/17/17	14,000	14,002
1.38%, 11/7/17	9,000	9,001
Skandinaviska Enskilda Banken AB,
(Floating, ICE LIBOR USD 1M + 0.26%),
1.49%, 9/5/17(3)	16,000	16,008
State Street Bank and Trust Company,
1.30%, 10/23/17	20,000	19,999
Svenska Handelsbanken AB, New York Branch,
(Floating, ICE LIBOR USD 1M + 0.13%),
1.37%, 9/25/17(3)	8,000	8,000
(Floating, ICE LIBOR USD 1M + 0.09%),
1.32%, 9/27/17(3)	10,000	10,000
Toronto Dominion Bank, London Branch,
1.30%, 11/10/17	5,000	5,000
1.53%, 2/21/18	15,000	15,009
Toronto Dominion Bank, New York Branch,
(Floating, ICE LIBOR USD 1M + 0.34%),
1.57%, 9/5/17(3)	9,000	9,011
(Floating, ICE LIBOR USD 1M + 0.18%),
1.41%, 9/15/17(3)	5,000	5,001
1.35%, 12/11/17	35,000	35,003
UBS A.G., Stamford Branch,
1.48%, 11/22/17	8,500	8,503
Wells Fargo Bank N.A.,
(Floating, ICE LIBOR USD 1M + 0.14%),
1.37%, 9/11/17(3)	20,000	20,004
(Floating, ICE LIBOR USD 1M + 0.23%),
1.46%, 9/19/17(3)	3,000	3,001
(Floating, ICE LIBOR USD 1M + 0.26%),
1.49%, 9/21/17(3)	15,000	15,010
1.51%, 2/2/18	20,000	20,016
Westpac Banking Corp.,
(Floating, ICE LIBOR USD 1M + 0.19%),
1.42%, 9/20/17(3)	15,000	15,002
Westpac Banking Corp., New York Branch,
(Floating, ICE LIBOR USD 1M + 0.52%),
1.75%, 9/11/17(3)	15,000	15,024

		752,826

Foreign Agencies - 0.9%
Dexia Credit Local S.A., New York,
(Floating, ICE LIBOR USD 1M + 0.19%),
1.43%, 9/25/17(3)	20,000	20,000

Total Certificates Of Deposit (Cost $772,603)		772,826

COMMERCIAL PAPER - 16.5%
Banking - 12.6%
Australia and New Zealand Banking Group,
(Floating, ICE LIBOR USD 1M + 0.11%),
1.34%, 9/22/17(1) (3)	15,000	15,000

PRIME OBLIGATIONS PORTFOLIO    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
COMMERCIAL PAPER - 16.5% continued
Banking - 12.6% continued
(Floating, ICE LIBOR USD 1M + 0.18%),
1.42%, 9/25/17(1) (3)	$10,000	$9,999
Commonwealth Bank of Australia,
(Floating, ICE LIBOR USD 1M + 0.17%),
1.40%, 9/5/17(1) (3)	6,000	6,000
1.52%, 1/11/18(1)	15,000	14,928
DBS Bank Ltd.,
1.34%, 10/11/17(1)	40,000	39,942
DBS Bank Ltd., New York Branch,
(Floating, ICE LIBOR USD 1M + 0.11%),
1.23%, 9/12/17(1) (3)	15,000	15,001
DZ Bank A.G. Deutsche Zentral-Genossenschaftsbank, New York,
1.10%, 9/1/17(1)	75,000	74,998
(Floating, ICE LIBOR USD 1M + 0.11%),
1.35%, 9/28/17(1) (3)	15,000	15,000
ING US Funding LLC,
(Floating, ICE LIBOR USD 1M + 0.12%),
1.35%, 9/11/17(3)	10,000	10,000
National Australia Bank Ltd.,
(Floating, ICE LIBOR USD 1M + 0.51%),
1.74%, 9/5/17(1) (3)	15,000	15,022
Oversea-Chinese Banking Corp. Ltd.,
(Floating, ICE LIBOR USD 1M + 0.15%),
1.38%, 9/1/17(1) (3)	16,000	16,004
United Overseas Bank Ltd.,
1.34%, 10/13/17	23,000	22,966
United Overseas Bank Ltd., New York Branch,
(Floating, ICE LIBOR USD 1M + 0.19%),
1.43%, 9/22/17(1) (2)	15,000	15,002
Westpac Banking Corp.,
(Floating, ICE LIBOR USD 1M + 0.18%),
1.41%, 9/15/17(1) (3)	15,000	14,997
Westpac Banking Corp., New York,
(Floating, ICE LIBOR USD 1M + 0.23%),
1.22%, 8/19/18(1) (3)	8,000	8,005

		292,864

Diversified Manufacturing - 3.9%
General Electric Co.,
1.09%, 9/1/17	90,000	89,997

Total Commercial Paper (Cost $382,820)		382,861

CORPORATE NOTES/BONDS - 1.0%
Automotive - 0.3%
American Honda Finance Corp.,
(Floating, ICE LIBOR USD 3M + 0.10%),
1.32%, 9/8/17(3)	8,000	8,005

Banking - 0.7%
Wells Fargo Bank N.A.,
(Floating, ICE LIBOR USD 3M + 0.55%),
1.77%, 9/7/17(2)	15,000	15,000

Total Corporate Notes/Bonds (Cost $23,001)		23,005

EURODOLLAR TIME DEPOSITS - 28.5%
Banking - 28.5%
Australia and New Zealand Banking Group,
1.07%, 9/1/17	28,275	28,275
1.09%, 9/1/17	40,000	40,000
Credit Agricole S.A., London Branch,
1.10%, 9/1/17	60,000	60,000
Credit Industriel et Commercial, Paris Branch,
1.11%, 9/1/17	90,000	90,000
DNB Bank ASA, New York Branch,
1.08%, 9/1/17	22,559	22,559
ING Bank N.V., Amsterdam Branch,
1.21%, 9/1/17	74,230	74,230
Natixis S.A., New York Branch,
1.08%, 9/1/17	75,000	75,000
Nordea Bank AB, New York Branch,
1.08%, 9/1/17	95,000	95,000
Skandinaviska Enskilda Banken AB,
1.08%, 9/1/17	84,000	84,000
Swedbank AB, New York Branch,
1.07%, 9/1/17	95,000	95,000

		664,064

Total Eurodollar Time Deposits (Cost $664,064)		664,064

MUNICIPAL INVESTMENTS - 2.5%
California - 0.2%
California State Municipal Interest Bearing CP,
(Wells Fargo Bank N.A. LOC),
1.28%, 10/19/17	4,500	4,500

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

PRIME OBLIGATIONS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
MUNICIPAL INVESTMENTS - 2.5% continued
Illinois - 0.4%
University of Chicago Municipal CP,
1.28%, 9/5/17	$10,000	$9,999

Kentucky - 0.7%
Kentucky State Housing Corp. Housing Taxable Revenue Bonds, Series O,
1.25%, 9/11/17(4) (5)	5,855	5,855
Kentucky State Housing Corp. Taxable Revenue Bonds, Series J,
1.25%, 9/11/17(4) (5)	11,740	11,740

		17,595

New York - 0.7%
Triborough Bridge & Tunnel Authority Taxable Revenue Refunding Bonds, Subseries 2A,
(Bank of America N.A. LOC),
1.18%, 9/11/17(4) (5)	16,000	16,000

Municipal States Pooled Securities - 0.5%
Nuveen Free Quality Municipal Income Fund Demand Preferred, Series 3 (AMT),
0.86%, 9/11/17(4) (5)	11,100,000	11,100

Total Municipal Investments (Cost $59,194)		59,194

Investments, at Value (Cost $2,085,289)		2,085,552

REPURCHASE AGREEMENTS - 10.4%(6)
Repurchase Agreements - 10.4%
BMO Capital Markets Corp., dated 8/31/17 repurchase price $20,001
1.26%, 9/1/17	20,000	20,000
Citigroup Global Markets, Inc., dated 8/31/17, repurchase price $137,138
1.08%, 9/1/17	137,134	137,134
Credit Suisse Securities, dated 8/31/17, repurchase price $10,011
1.26%, 10/5/17	10,000	10,000
HSBC Securities (USA), Inc., dated 8/31/17, repurchase price $15,018
1.41%, 10/1/17	15,000	15,000
JPMorgan Securities LLC, dated 8/31/17, repurchase price $15,020
1.56%, 12/4/17	15,000	15,000
JPMorgan Securities LLC, dated 8/31/17, repurchase price $30,032
1.26%, 9/7/17	30,000	30,000
Societe Generale S.A., dated 8/31/17, repurchase price $15,018
1.41%, 11/4/17	15,000	15,000

		242,134

Total Repurchase Agreements (Cost $242,134)		242,134

Total Investments - 100.0% (Cost $2,327,423)(7)		2,327,686

Liabilities less Other Assets - (0.0%)		(415)

NET ASSETS - 100.0%		$2,327,271

(1)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The value of these securities is determined based on valuations supplied by a pricing service or brokers, or, if not available, in accordance with procedures established by the Board of Trustees of Northern Institutional Funds.
(2)	Variable rate security. Rate as of August 31, 2017 is disclosed.
(3)	Variable rate security. Rate as of August 31, 2017 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.
(4)	Rate is determined by a remarketing agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.
(5)	Variable rate security. Rate as of August 31, 2017 is disclosed. Maturity date represents the date when principal payments may be due, taking into account any call options exercised and any permissible maturity shortening features.
(6)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
Cash	$9,555	Not Applicable	Not Applicable
Commercial Paper	$42,009	0.00%	9/5/17 - 12/4/17
Corporate Bonds	$53,503	0.93% - 8.40%	10/17/17 - 9/1/47
FHLMC	$1	4.50% - 8.00%	8/1/18 - 11/1/37
U.S. Treasury Bonds	$5,567	0.00% - 3.38%	11/15/35 - 5/15/44
U.S. Treasury Notes	$139,877	0.00% - 2.50%	12/31/17 - 8/15/25

Total	$250,512

PRIME OBLIGATIONS PORTFOLIO    4    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2017 (UNAUDITED)

(7)	At August 31, 2017, the components of investments for federal income tax purposes were as follows: (Amounts in thousands)

Federal tax cost of investments	$2,327,423

Gross tax appreciation of investments	$299
Gross tax depreciation of investments	(36)

Net tax appreciation of investments	$263

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuations of the Portfolio’s investments by the above fair value hierarchy as of August 31, 2017:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
INVESTMENTS	(000S)	(000S)	(000S)	(000S)
ABS Commercial Paper(1)	$—	$183,602	$—	$183,602
Certificates of Deposit(1)	—	772,826	—	772,826
Commercial Paper(1)	—	382,861	—	382,861
Corporate Notes/Bonds(1)	—	23,005	—	23,005
Eurodollar Time Deposits(1)	—	664,064	—	664,064
Municipal Investments(1)	—	59,194	—	59,194
Repurchase Agreements(1)	—	242,134	—	242,134

Total Investments	$—	$2,327,686	$—	$2,327,686

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classifications based on levels assigned to the securities on November 30, 2016.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

ABS - Asset-Backed Securities

AMT - Alternative Minimum Tax

CP - Commercial Paper

FHLMC - Federal Home Loan Mortgage Corporation

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

LOC - Letter of Credit

LIBOR - London Interbank Offered Rate

USD - United States Dollar

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    5    PRIME OBLIGATIONS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO	AUGUST 31, 2017 (UNAUDITED)

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT AGENCIES - 38.6%(1)
Federal Farm Credit Bank - 5.7%
FFCB Notes,
(Floating, U.S. Federal Funds + 0.01%),
1.17%, 9/1/17(2)	$7,000	$7,002
(Floating, U.S. Federal Funds + 0.02%),
1.18%, 9/1/17(2)	10,000	9,998
(Floating, ICE LIBOR USD 1M - 0.09%),
1.14%, 9/3/17(2)	5,000	4,999
(Floating, ICE LIBOR USD 3M - 0.07%),
1.16%, 9/12/17(3)	1,900	1,900
(Floating, ICE LIBOR USD 1M + 0.01%),
1.24%, 9/13/17(2)	5,000	5,000
(Floating, ICE LIBOR USD 1M + 0.03%),
1.27%, 9/22/17(2)	52,000	51,995

		80,894

Federal Home Loan Bank - 32.6%
FHLB Bonds,
0.88%, 1/30/18	15,000	15,000
0.88%, 3/19/18	5,000	4,997
FHLB Discount Notes,
1.01%, 9/6/17(4)	20,000	19,997
1.01%, 9/19/17(4)	20,000	19,990
1.03%, 9/19/17(4)	50,000	49,974
1.04%, 9/27/17(4)	25,000	24,981
0.76%, 10/18/17(4)	25,000	24,976
1.09%, 10/20/17(4)	35,000	34,948
1.08%, 11/1/17(4)	50,000	49,909
FHLB Notes,
(Floating, ICE LIBOR USD 1M - 0.08%),
1.15%, 9/4/17(2)	5,000	5,000
(Floating, ICE LIBOR USD 1M - 0.14%),
1.09%, 9/6/17(2)	25,000	25,000
(Floating, ICE LIBOR USD 3M - 0.02%)
1.20%, 9/7/17(3)	3,600	3,600
(Floating, ICE LIBOR USD 1M + 0.07%),
1.30%, 9/7/17(2)	10,000	10,000
(Floating, ICE LIBOR USD 1M - 0.16%),
1.07%, 9/8/17(2)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.09%),
1.14%, 9/8/17(2)	15,000	15,000
(Floating, ICE LIBOR USD 3M - 0.02%),
1.21%, 9/11/17(3)	10,000	10,000
(Floating, ICE LIBOR USD 1M - 0.11%),
1.12%, 9/12/17(2)	20,000	20,000
(Floating, ICE LIBOR USD 1M - 0.10%),
1.13%, 9/21/17(2)	10,000	10,000
(Floating, ICE LIBOR USD 1M - 0.14%),
1.10%, 9/22/17(2)	15,000	15,000
(Floating, ICE LIBOR USD 1M - 0.12%),
1.11%, 9/23/17(2)	15,000	15,000
(Floating, ICE LIBOR USD 1M - 0.16%),
1.08%, 9/24/17(2)	25,000	25,000
(Floating, ICE LIBOR USD 1M - 0.15%),
1.09%, 9/24/17(2)	15,000	15,000
(Floating, ICE LIBOR USD 1M - 0.14%),
1.09%, 9/25/17(2)	15,000	15,000
(Floating, ICE LIBOR USD 1M - 0.15%),
1.09%, 9/25/17(2)	10,000	10,000

		458,372

Federal National Mortgage Association - 0.3%
FNMA Note,
(Floating, ICE LIBOR USD 1M + 0.01%),
1.24%, 9/5/17(2)	5,000	5,000

Total U.S. Government Agencies (Cost $544,266)		544,266

U.S. GOVERNMENT OBLIGATIONS - 13.1%
U.S. Treasury Bills - 0.7%
0.83%, 2/1/18(4)	10,000	9,965

U.S. Treasury Floating Rate Notes - 7.4%
(Floating, US Treasury 3M Bill MMY + 0.07%),
1.09%, 9/1/17(2)	5,000	5,000
(Floating, US Treasury 3M Bill MMY + 0.14%),
1.16%, 9/1/17(2)	27,000	26,999
(Floating, US Treasury 3M Bill MMY + 0.17%),
1.19%, 9/1/17(2)	22,000	21,997
(Floating, US Treasury 3M Bill MMY + 0.17%),
1.20%, 9/1/17(2)	10,000	10,010
(Floating, US Treasury 3M Bill MMY + 0.27%),
1.30%, 9/1/17(2)	40,000	40,008

		104,014

U.S. Treasury Notes - 5.0%
0.88%, 10/15/17	45,000	45,007

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    1    LIQUID ASSETS PORTFOLIO

SCHEDULE OF INVESTMENTS

LIQUID ASSETS PORTFOLIO continued

	PRINCIPAL AMOUNT (000S)	VALUE (000S)
U.S. GOVERNMENT OBLIGATIONS - 13.1% continued
U.S. Treasury Notes - 5.0% continued
0.75%, 10/31/17	$15,000	$15,000
0.75%, 2/28/18	10,000	9,991

		69,998

Total U.S. Government Obligations (Cost $183,977)		183,977

Investments, at Amortized Cost ($728,243)		728,243

REPURCHASE AGREEMENTS - 48.3%
Joint Repurchase Agreements - 0.7%(5) (6)
Bank of America Securities LLC, dated 8/31/17, repurchase price $5,047
1.04%, 9/8/17	5,046	5,046
Societe Generale, New York Branch, dated 8/31/17, repurchase price $5,048
1.08%, 9/8/17	5,046	5,046

		10,092

Repurchase Agreements - 47.6%(7)
Bank of America N.A., dated 8/31/17, repurchase price $200,006
1.08%, 9/1/17	200,000	200,000
Bank of Montreal, dated 8/31/17, repurchase price $25,021
1.06%, 9/7/17	25,000	25,000
BNP Paribas S.A., dated 8/31/17, repurchase price $180,005
1.06%, 9/1/17	180,000	180,000
Citigroup Global Markets, Inc., dated 8/31/17, repurchase price $99,995
1.08%, 9/1/17	99,992	99,992
JPMorgan Securities LLC, dated 8/31/17, repurchase price $125,004
1.09%, 9/1/17	125,000	125,000
Societe Generale, New York Branch, dated 8/11/17, repurchase price $40,039
1.09%, 9/12/17	40,000	40,000

		669,992

Total Repurchase Agreements (Cost $680,084)		680,084

Total Investments - 100.0% (Cost $1,408,327)(8)		1,408,327

Liabilities less Other Assets - (0.0%)		(621)

NET ASSETS - 100.0%		$1,407,706

(1)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(2)	Variable rate security. Rate as of August 31, 2017 is disclosed. Maturity date represents the next interest reset date. The security’s legal final maturity date is longer than the reset date. Securities with longer maturity dates have a greater sensitivity to changes in liquidity, interest rate risk and/or credit risk.
(3)	Variable rate security. Rate as of August 31, 2017 is disclosed.
(4)	Discount rate at the time of purchase.
(5)	Interest rates are reset daily and interest is payable monthly. Rates are determined based on technical market conditions, which currently are driven by supply and demand.
(6)	The nature and terms of the collateral received for the joint repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
U.S. Treasury Bonds	$5,138	3.00%	11/15/45
U.S. Treasury Notes	$5,158	0.13%	4/15/19

Total	$10,296

(7)	The nature and terms of the collateral received for the repurchase agreements are as follows:

NAME	FAIR VALUE (000S)	COUPON RATES	MATURITY DATES
FHLMC	$206,000	3.00% - 3.50%	4/1/45 - 7/1/45
FNMA	$128,752	3.50%	1/1/43 - 7/1/45
U.S. Treasury Bills	$13	0.00%	11/16/2017
U.S. Treasury Bonds	$176,985	0.00% - 8.13%	5/15/21 - 2/15/46
U.S. Treasury Notes	$174,890	0.13% - 2.63%	2/28/18 - 7/15/26
U.S. Treasury Strips	$6	0.00%	8/15/27

Total	$686,646

LIQUID ASSETS PORTFOLIO    2    NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT

AUGUST 31, 2017 (UNAUDITED)

(8)	The cost for federal income tax purposes was approximately $1,408,327,000.

Percentages shown are based on Net Assets.

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in three levels listed below:

Level 1 - Unadjusted quoted market prices in active markets for identical securities on the measurement date.

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, maturities, ratings and/or securities indices).

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security).

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and other financial instruments, if any. The following table summarizes the valuation of the Portfolio’s investments, which are carried at amortized cost, or at cost for repurchase agreements, which approximates fair value, by the above fair value hierarchy as of August 31, 2017:

	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
INVESTMENTS	(000S)	(000S)	(000S)	(000S)
Investments held by Liquid Assets Portfolio(1)	$—	$1,408,327	$—	$1,408,327

(1)	Classifications as defined in the Schedule of Investments.

The Portfolio discloses all transfers between levels based on valuations at the end of each reporting period. At August 31, 2017, there were no transfers between Level 1, Level 2 or Level 3 classification based on levels assigned to the securities on November 30, 2016.

EXPLANATION OF ABBREVIATIONS AND ACRONYMS USED THROUGHOUT THE SCHEDULE OF INVESTMENTS:

1M - 1 Month

3M - 3 Month

FFCB - Federal Farm Credit Bank

FHLB - Federal Home Loan Bank

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

ICE LIBOR - Intercontinental Exchange London Interbank Offered Rate

MMY - Money Market Yield

USD - United States Dollar

NORTHERN INSTITUTIONAL FUNDS QUARTERLY REPORT    3    LIQUID ASSETS PORTFOLIO

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the 1940 Act (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended, (17 CFR 240.13a-15(b) or 240.15d-15(b)) as of a date within 90 days of the filing date of this report.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)	Separate certifications for the principal executive and principal financial officers of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Northern Institutional Funds

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date:	October 26, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter K. Ewing
Peter K. Ewing, President
(Principal Executive Officer)

Date:	October 26, 2017

By:	/s/ Randal E. Rein
Randal E. Rein, Treasurer
(Principal Financial and Accounting Officer)

Date:	October 26, 2017